Group cash flow statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss) before taxation	$ 23,749	$ 15,405	$ 15,227
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	746	385	167
Depreciation, depletion and amortization	15,928	14,318	14,805
Impairment and (gain) loss on sale of businesses and fixed assets	5,488	26,656	(2,997)
Earnings from joint ventures and associates	(898)	(2,530)	(3,999)
Dividends received from joint ventures and associates	2,092	1,700	1,842
Interest receivable	(1,265)	(444)	(235)
Interest received	1,119	414	320
Finance costs	3,840	2,703	2,857
Interest paid	(2,950)	(2,208)	(2,474)
Net finance expense relating to pensions and other post-retirement benefits	(241)	(69)	(2)
Share-based payments	616	795	627
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(193)	(257)	(655)
Net charge for provisions, less payments	(2,481)	440	2,934
(Increase) decrease in inventories	5,634	(5,492)	(7,458)
(Increase) decrease in other current and non-current assets	4,620	(18,584)	(13,263)
Increase (decrease) in other current and non-current liabilities	(13,592)	17,806	20,095
Income taxes paid	(10,173)	(10,106)	(4,179)
Cash flows from (used in) operating activities	32,039	40,932	23,612
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(14,285)	(12,069)	(10,887)
Acquisitions, net of cash acquired	(799)	(3,530)	(186)
Investment in joint ventures	(1,039)	(600)	(1,440)
Investment in associates	(130)	(131)	(335)
Total cash capital expenditure	(16,253)	(16,330)	(12,848)
Proceeds from disposals of fixed assets	133	709	1,145
Proceeds from disposals of businesses, net of cash disposed	1,193	1,841	5,812
Proceeds from loan repayments	55	67	197
Net cash used in investing activities	(14,872)	(13,713)	(5,694)
Financing activities
Repurchase of shares	(7,918)	(9,996)	(3,151)
Lease liability payments	(2,560)	(1,961)	(2,082)
Proceeds from long-term financing	7,568	2,013	6,987
Repayments of long-term financing	(3,902)	(11,697)	(16,804)
Net increase (decrease) in short-term debt	(861)	(1,392)	1,077
Proceeds from issuing other equity instruments	175	370	924
Payments of other equity instruments	(1,008)	(708)	(538)
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	(187)	(9)	(560)
Receipts relating to transactions involving non-controlling interests (other)	546	11	683
Dividends paid
bp shareholders	(4,809)	(4,358)	(4,304)
Non-controlling interests	(403)	(294)	(311)
Net cash provided by (used in) financing activities	(13,359)	(28,021)	(18,079)
Currency translation differences relating to cash and cash equivalents	27	(684)	(269)
Increase (decrease) in cash and cash equivalents	3,835	(1,486)	(430)
Cash and cash equivalents at beginning of year	29,195	30,681	31,111
Cash and cash equivalents at end of year	$ 33,030	$ 29,195	$ 30,681